RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
CNOOC Group [member]
Disclosure of transactions between related parties [line items]
Schedule of provision of exploration, oil and gas development, oil and gas production as well as sales, management and ancillary services by the CNOOC Group to the Group

Provision of exploration, oil and gas development, oil and gas production as well as sales, management and ancillary services by the CNOOC Group to the Group

	2018	2019	2020

Provision of exploration and support services	7,378	10,284	8,536
- Inclusive of amounts capitalized under property, plant and equipment	3,803	6,369	5,962
Provision of oil and gas development and support services	24,061	31,723	36,776
Provision of oil and gas production and support services (note a)	9,284	9,414	9,726
Provision of sales, management and ancillary services (note b)	1,460	1,261	1,940
FPSO vessel leases (note c)*	1,213	1,236	1,249
	43,396	53,918	58,227

*    For the right-of-use assets recognized during this period from the lease agreements with CNOOC Group please refer to note 15.

Schedule of sales of petroleum and natural gas products by the Group to the CNOOC Group

	2018	2019	2020

Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	131,730	132,222	88,843
Long term sales of natural gas and liquefied natural gas (note e)	15,461	15,425	14,613
	147,191	147,647	103,456

Schedule of a summary of significant related party transactions and the balances arising from related party transactions

Balances with the CNOOC Group

	2019	2020

Amount due to CNOOC
- included in other payables and accrued liabilities	3	2
Amounts due to other related parties
- included in trade and accrued payables	20,318	23,097
- included in lease liabilities	5,327	4,767
	25,648	27,866

Amounts due from other related parties
– included in trade receivables	14,788	9,508
– included in other current assets	512	741
	15,300	10,249

CNOOC Finance Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Schedule of interest income received by the Group	(a) Interest income received by the Group

	2018	2019	2020

Interest income from deposits in CNOOC Finance	391	333	303

Schedule of deposits balances made by the Group	(a) Deposits balances made by the Group

	2019	2020

Deposits in CNOOC Finance	23,380	23,370

A joint venture [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions	Balance with a joint venture

	2019	2020

Amount due from a joint venture
– included in other current assets	77	82

State-owned enterprises [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions

In addition, the Group has certain of its cash in bank and time deposits with certain state-owned banks in the PRC as at December 31, 2020, as summarized below:

	2019	2020

Cash and cash equivalents	22,129	14,071
Time deposits with maturity over three months	221	21,844
Specified dismantlement fund accounts (note 20)	8,860	9,738
	31,210	45,653